Description of Business - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	9 Months Ended			0 Months Ended
	Apr. 16, 2014 USD ($)	Apr. 16, 2014 CAD	Sep. 30, 2013	Sep. 30, 2014 USD ($)	Apr. 16, 2014 USD ($)	Dec. 31, 2013 Employee	Mar. 17, 2014 Private Placement [Member]	Mar. 17, 2014 Private Placement [Member] CAD
Significant Accounting Policies [Line Items]
Number of employees						102
Number of shares issued on Private placement	6,125,000	6,125,000	10,000,000				6,125,000
Gross proceeds from private placement	$ 22,273	24,500		$ 19,623
Common stock price per share					$ 3.64			4.00
Liquidation date				Jul. 29, 2014